Income Taxes (Details) - Schedule of Income Tax Expense - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Schedule of Income Tax Expense [Abstract]
Income before income tax expenses	$ 1,153,896	$ 1,431,249	$ 1,873,581	$ 44,550
US federal statutory income tax rate			21.00%	21.00%
Income tax calculated at statutory rate			$ 393,452	$ 9,356
(Increase) decrease in income tax expense resulting from:
Rate differences in various jurisdictions			(6,727)	(32,862)
Non-deductible expenses				7,560
Loss carried forward			(50,107)	37,722
Tax loss utilized			(27,575)	(21,776)
Income tax expense	$ 205,810	$ 219,995	$ 309,043